additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net change in non-cash operating working capital
Accounts receivable	$ (312)	$ (290)
Inventories	(89)	(41)
Contract assets	9	(8)
Prepaid expenses	(56)	(40)
Accounts payable and accrued liabilities	173	289
Income and other taxes receivable and payable, net	50	(77)
Advance billings and customer deposits	(12)	62
Provisions	44	23
Total	(193)	(82)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(3,291)	(3,188)
Intangible assets subject to amortization	(1,021)	(864)
Total	(4,312)	(4,052)
Additions arising from leases	840	554
Capital expenditures	(3,472)	(3,498)
Effect of asset retirement obligations	198	171
Total	(3,274)	(3,327)
Other non-cash items included above
Change in associated non-cash investing working capital	(175)	401
Non-cash change in asset retirement obligation	(198)	(171)
Total	(373)	230
Total	$ (3,647)	$ (3,097)